Intangible Assets and Goodwill - Future Amortization Expense (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 598	$ 262
2022	1,151	186
2023	1,091	129
2024	1,059	97
2025	726	97
Thereafter	1,746	916
Net Carrying Amount	$ 6,371	$ 1,687